SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 94,566
Work in process	24,122
Finished goods	172,401	$ 84,249		$ 63,948
Total	$ 291,089	$ 265,959	$ 291,089	$ 177,851